LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS	12 Months Ended
Feb. 28, 2025
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

8.          LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

As of February 29, 2024 and February 28, 2025, long-term prepayments and other non-current assets primarily consisted of long-term service fees, commission and intangible assets which were immaterial.

The Group recognized $8,600, nil and nil impairment loss of long-term prepayments and other non-current assets for the years ended February 28, 2023, February 29, 2024 and February 28, 2025, respectively.